Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Subsidiaries
2)	Subsidiaries included in consolidated financial statements were as follows:

			Establishment and Operating	Percentage of Ownership (%)
				December 31
Name of Investor	Name of Investee	Main Businesses	Location	2020	2021

The Company	ASE	Engaged in the packaging and testing of semiconductors	R.O.C.	100.0	100.0
	USI Inc. (“USIINC”)	Holding company	R.O.C.	100.0	100.0
	SPIL	Engaged in the assembly, testing and turnkey services of integrated circuit	R.O.C.	100.0	100.0
ASE	A.S.E. Holding Limited	Holding company	Bermuda	100.0	100.0
	J & R Holding Limited (“J&R Holding”)	Holding company	Bermuda	100.0	100.0
	Innosource Limited	Holding company	British Virgin Islands	100.0	100.0
	Omniquest Industrial Limited	Holding company	British Virgin Islands	71.0	71.0
	ASE Marketing & Service Japan Co., Ltd.	Engaged in marketing and sales services	Japan	100.0	100.0
	ASE Test, Inc.	Engaged in the testing of semiconductors	R.O.C.	100.0	100.0
	Luchu Development Corporation	Engaged in the development of real estate properties	R.O.C.	67.1	67.1
	Advanced Microelectronic Products Inc. (“AMPI”)	Engaged in the manufacturing of integrated circuit	R.O.C.	7.6	7.6
ASE Test, Inc.	Alto Enterprises Limited	Holding company	British Virgin Islands	100.0	100.0
	Super Zone Holdings Limited	Holding company	Hong Kong	100.0	100.0
	Luchu Development Corporation	Engaged in the development of real estate properties	R.O.C.	19.0	19.0
	TLJ Intertech Inc.	Engaged in information software services	R.O.C.	60.0	60.0
	MingFeng Information Service Corp., Ltd.	In the process of liquidation (Liquidation completed in February 2022)	R.O.C.	100.0	100.0
	AMPI	Engaged in the manufacturing of integrated circuit	R.O.C.	43.4	43.4
A.S.E. Holding Limited	ASE Investment (Labuan) Inc.	Holding company	Malaysia	70.1	70.1
	ASE Test Limited (“ASE Test”)	Holding company	Singapore	10.2	10.2
	ASE Technology Partners, Limited	Holding company and was established in August 2021	British Cayman Islands	—	100.0
	Integrated Solutions Enterprise Europe (“ITGEU”)	Trading company, and was acquired in October 2021 (Note 29)	Belgium	—	100.0
J&R Holding	ASE Test	Holding company	Singapore	89.8	89.8
	Omniquest Industrial Limited	Holding company	British Virgin Islands	8.4	8.4
	J&R Industrial Inc.	Engaged in leasing equipment and investing activity	R.O.C.	100.0	100.0
	ASE Japan Co., Ltd.	Engaged in the packaging and testing of semiconductors	Japan	100.0	100.0
	ASE (U.S.) Inc.	After-sales service and sales support	U.S.A.	100.0	100.0
	Global Advanced Packaging Technology Limited	Holding company	British Cayman Islands	100.0	100.0
	Anstock Limited	Liquidated in June 2021	British Cayman Islands	100.0	—
	Anstock II Limited	Liquidated in June 2021	British Cayman Islands	100.0	—
	Suzhou ASEN Semiconductors Co., Ltd. (“ASEN”)	Engaged in the packaging and testing of semiconductors (organizational adjustment through exchanged shares to Global Advanced Packaging Test (Hong Kong) Limited in September 2021)	Suzhou, China	100.0	—
Innosource Limited	Omniquest Industrial Limited	Holding company	British Virgin Islands	20.6	20.6
	ASE (Shanghai) Inc.	Engaged in the production of substrates	Shanghai, China	8.5	8.5
Omniquest Industrial Limited	ASE Corporation	Holding company	British Cayman Islands	100.0	100.0
Alto Enterprises Limited	ASE (Kunshan) Inc.	Engaged in the packaging and testing of semiconductors	Kun Shan, China	22.9	(Note 2)
	ASE Investment (Kun Shan) Limited	Holding company	Kun Shan, China	85.9	85.9
Super Zone Holdings Limited	Advanced Semiconductor Engineering (China) Ltd.	Engaged in the packaging and testing of semiconductors, after-sale services, advisory and lease of factory	Shanghai, China	100.0	100.0
ASE Investment (Labuan) Inc.	ASE (Korea) Inc. (“ASE Korea”)	Engaged in the packaging and testing of semiconductors	Korea	100.0	100.0
ASE Technology Partners, Limited	ASE Technology Acquisition Corporation	Holding company and was established in August 2021	British Cayman Islands	—	100.0
ASE Korea	ASE (Weihai) Inc.	Engaged in the packaging and testing of semiconductors (disposed to J&R Holding and organizational adjustment through exchanged shares from J&R Holding to GAPT (Hong Kong) Limited in October 2021)	Shandong, China	100.0	—
ASE Test	ASE Test Holdings, Ltd.	Holding company	British Cayman Islands	100.0	100.0
	ASE Holdings (Singapore) Pte Ltd	Holding company	Singapore	100.0	100.0
	ASE Investment (Labuan) Inc.	Holding company	Malaysia	29.9	29.9
	ASE Singapore Pte. Ltd.	Engaged in the packaging and testing of semiconductors	Singapore	100.0	100.0
ASE Test Holdings, Ltd.	ISE Labs, Inc.	Engaged in the testing of semiconductors	U.S.A.	100.0	100.0

			Establishment and Operating	Percentage of Ownership (%)
				December 31
Name of Investor	Name of Investee	Main Businesses	Location	2020	2021

ISE Labs, Inc.	ISE Services, Inc.	Engaged in wafer procurement and customer product management services	U.S.A.	100.0	100.0
ASE Holdings (Singapore) Pte Ltd	ASE Electronics (M) Sdn. Bhd.	Engaged in the packaging and testing of semiconductors	Malaysia	100.0	100.0
Global Advanced Packaging Technology Limited	ASE Assembly & Test (Shanghai) Limited	Engaged in the packaging and testing of semiconductors and leasing of properties	Shanghai, China	100.0	100.0
	ASE Advanced Semiconductor (Shanghai) Limited	Engaged in the packaging and testing of semiconductors (disposed to ASEN in November 2021)	Shanghai, China	100.0	—
	GAPT Holding Limited	Holding company and was established in August 2021	British Virgin Islands	—	(Note 2)
GAPT Holding Limited	Global Advanced Packaging Test (Hongkong) Limited	Engaged in the trading of substrates and was established in August 2021	Hong Kong	—	(Note 2)
Global Advanced Packaging Test (Hongkong) Limited	Suzhou ASEN Semiconductors Co., Ltd. (“ASEN”)	Engaged in the packaging and testing of semiconductors (acquired from J&R Holding in September 2021 through share exchange under restructure )	Suzhou, China	—	(Note 2)
	ASE (Weihai) Inc.	Engaged in the packaging and testing of semiconductors (acquired from J&R Holding in October 2021 through share exchange under restructure )	Shandong, China	—	(Note 2)
ASEN	ASE Advanced Semiconductor (Shanghai) Limited	Engaged in the packaging and testing of semiconductors (acquired from Global Advanced Packaging Technology Limited in November 2021)	Shanghai, China	—	(Note 2)
ASE Assembly & Test (Shanghai) Limited	ASE Investment (Kun Shan) Limited	Holding company	Kun Shan, China	14.1	14.1
	Wuxi Tongzhi Microelectronics Co., Ltd.	Engaged in the packaging and testing of semiconductors	Wuxi, China	100.0	100.0
	ISE Labs, China, Ltd.	Engaged in the testing of semiconductor	Shanghai, China	100.0	100.0
	Shanghai Ding Hui Real Estate Development Co., Ltd. (“DH”)	Engaged in the development, construction and sale of real estate properties	Shanghai, China	60.0	60.0
DH	Shanghai Ding Qi Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Wei Real Estate Development Co., Ltd. (“DW”)	Engaged in the development, construction and leasing of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Yu Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of real estate properties	Shanghai, China	100.0	100.0
	Kun Shan Ding Hong Real Estate Development Co., Ltd	Engaged in the development, construction and leasing of real estate properties	Kun Shan, China	100.0	100.0
	Shanghai Ding Xu Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Dingyao Estate Development Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Fan Business Management Co., Ltd.	Engaged in the management of real estate properties (acquired from DW in November 2020)	Shanghai, China	100.0	100.0
ASE Investment (Kun Shan) Limited	ASE (Kun s han) Inc.	Engaged in the packaging and testing of semiconductors	Kun Shan, China	49.3	(Note 2)
ASE Corporation	ASE Mauritius Inc.	Holding company	Mauritius	100.0	100.0
	ASE Labuan Inc.	Holding company	Malaysia	100.0	100.0
ASE Mauritius Inc.	ASE (Kunshan) Inc.	Engaged in the packaging and testing of semiconductors	Kun Shan, China	27.8	(Note 2)
	ASE (Shanghai) Inc.	Engaged in the production of substrates	Shanghai, China	91.5	91.5
ASE Labuan Inc.	ASE Electronics Inc.	Engaged in the production of substrates	R.O.C.	100.0	100.0
ASE (Shanghai) Inc.	Advanced Semiconductor Engineering (HK) Limited	Engaged in the trading of substrates	Hong Kong	100.0	100.0
	Shanghai Ding Hui Real Estate Development Co., Ltd.	Engaged in the development, construction and sale of real estate properties	Shanghai, China	40.0	40.0
	Universal Scientific Industrial (Shanghai) Co., Ltd. (“USISH”)	Engaged in the designing, manufacturing and sales of electronic components	Shanghai, China	0.8	0.8
USIINC	Huntington Holdings International Co., Ltd.	Holding company	British Virgin Islands	100.0	100.0
Huntington Holdings International Co., Ltd.	Unitech Holdings International Co., Ltd.	Holding company	British Virgin Islands	100.0	100.0
	Real Tech Holdings Limited	Holding company	British Virgin Islands	100.0	100.0
	Universal ABIT Holding Co., Ltd.	In the process of liquidation	British Cayman Islands	100.0	100.0
Real Tech Holdings Limited	USI Enterprise Limited (“USIE”)	Engaged in the service of investment advisory and warehousing management	Hong Kong	95.9	100.0
USIE	USISH	Engaged in the designing, manufacturing and sales of electronic components	Shanghai, China	76.6	77.1
USISH	Universal Global Technology Co., Limited	Holding company	Hong Kong	100.0	100.0

			Establishment and Operating	Percentage of Ownership (%)
				December 31
Name of Investor	Name of Investee	Main Businesses	Location	2020	2021

	Universal Global Technology (Kunshan) Co., Ltd. (“UGKS”)	Engaged in the designing and manufacturing of electronic components	Kun Shan, China	100.0	100.0
	Universal Global Technology (Shanghai) Co., Ltd.	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology	Shanghai, China	100.0	100.0
	Universal Global Electronics (Shanghai) Co., Ltd.	Engaged in the sales of electronic components and telecommunications equipment	Shanghai, China	100.0	100.0
	USI Electronics (Shenzhen) Co., Ltd.	Engaged in the design, manufacturing and sales of motherboards and computer peripherals	Shenzhen, China	50.0	50.0
	Universal Global Technology (Huizhou) Co., Ltd.	Engaged in the research and manufacturing of new electronic applications, communications, computers and other electronics products and also provided auxiliary technical services as well as import and export services	Huizhou, China	100.0	100.0
	FINANCIERE AFG (“FAFG”)	Holding company	France	10.4	10.4
Universal Global Technology Co., Limited	Universal Global Industrial Co., Limited	Engaged in manufacturing, trading and investing activity	Hong Kong	100.0	100.0
	Universal Global Scientific Industrial Co., Ltd. (“UGTW”)	Engaged in the manufacturing of components of telecommunication and cars and provision of related R&D services	R.O.C.	100.0	100.0
	USI America Inc.	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service	U.S.A.	100.0	100.0
	Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	100.0	100.0
	USI Japan Co., Ltd.	Engaged in the manufacturing and sales of computer peripherals, integrated chip and other related accessories	Japan	100.0	100.0
	USI Electronics (Shenzhen) Co., Ltd.	Engaged in the design, manufacturing and sales of motherboards and computer peripherals	Shenzhen, China	50.0	50.0
	Universal Global Electronics Co., Ltd.	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory	Hong Kong	100.0	100.0
	Universal Scientific Industrial (France) (“USIFR”)	Engaged in investing activities	France	100.0	100.0
	UNIVERSAL SCIENTIFIC INDUSTRIA L (VIE TNAM ) CO ., LTD.	Engaged in IC assembly for wearable devices and was established in July 2020.	Vietnam	100.0	100.0
Universal Global Industrial Co., Limited	Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	(Note 1)	(Note 1)
UGTW	Universal Scientific Industrial Co., Ltd. (“USI”)	Engaged in the manufacturing, processing and sales of computers, computer peripherals and related accessories	R.O.C.	100.0	100.0
Universal Global Electronics Co., Ltd.	Universal Scientific Industrial Poland Sp. z o.o. (“USIPL”)	Engaged in the design and manufacturing of electronic components and new electronic applications.	Poland	100.0	100.0
Universal Global Electronics (Shanghai) Co., Ltd.	USI Science and Technology (Shenzhen) Co., Ltd.	Engaged in the design of electronic components, service of technical advisory; wholesale of electronic components and communication peripherals as well as business in import and export of goods and management of properties. Established in November 2020.	Shenzhen, China	100.0	100.0
USIFR	FAFG	Holding company	France	89.6	89.6
	ASTEELFLASH GROUP	Holding company (disposed to FAFG in October 2021)	France	(Note 1)	—

			Establishment and Operating	Percentage of Ownership (%)
				December 31
Name of Investor	Name of Investee	Main Businesses	Location	2020	2021

FAFG	ASTEELFLASH GROUP	Holding company (acquired 1 share from Universal Scientific Industrial (France) in October 2021)	France	100.0	100.0
	MANUFACTURING POWER TUNISIA	Engaged in the design and manufacturing of electronic components	Tunisia	0.1	0.1
	ASTEELFLASH MEXICO S.A. de C.V.	Engaged in the design and manufacturing of electronic components	Mexico	0.1	0.1
ASTEELFLASH GROUP	ASTEELFLASH (BEDFORD) LIMITED	Engaged in the design and manufacturing of electronic components	United Kingdom	100.0	100.0
	ASTEELFLASH FRANCE	Engaged in the design and manufacturing of electronic components	France	99.9	99.9
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	100.0	100.0
	ASTEELFLASH HONG KONG LIMITED	Holding company	Hong Kong	100.0	100.0
	ASTEELFLASH MEXICO S.A. de C.V.	Engaged in the design and manufacturing of electronic components	Mexico	99.9	99.9
	ASTEELFLASH GERMANY GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	MANUFACTURING POWER TUNISIA	Engaged in the design and manufacturing of electronic components	Tunisia	99.9	99.9
	ASTEELFLASH US HOLDING CORP.	Holding company	U.S.A.	100.0	100.0
	ASTEEL ELECTRONIQUE FOUCHANA	Engaged in the design and manufacturing of electronic components (disposed to ASTEELFLASH TUNISIE S.A. in June 2021)	Tunisia	(Note 1)	—
	AFERH TUNISIE	Engaged in the management, training and consulting of human resources	Tunisia	0.5	0.5
	ASTEEL ELECTRONICS MANUFACTURING SERVICES	Engaged in the design and manufacturing of electronic components	Tunisia	0.1	0.1
	ASTEELFLASH PLZEN S.R.O.	Engaged in the design and manufacturing of electronic components (acquired from ASTEELFLASH GERMANY GmbH in April 2021)	Czech Republic	—	100.0
ASTEELFLASH (BEDFORD) LIMITED	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH TECHNOLOGIE	ASTEELFLASH FRANCE	Engaged in the design and manufacturing of electronic components	France	(Note 1)	(Note 1)
ASTEELFLASH FRANCE	SCI CHASSET	Engaged in the management and operation of real estate properties and holding the ownership of real estate properties (Liquidated in July 2021)	France	100.0	—
	AFERH	Engaged in the management, training and consulting of human resources (Liquidated in July 2021)	France	100.0	—
	ASTEEL ELECTRONICS MANUFACTURING SERVICES	Engaged in the design and manufacturing of electronic components	Tunisia	99.9	99.9
	ASTEEL ELECTRONIQUE FOUCHANA	Engaged in the design and manufacturing of electronic components (disposed to ASTEELFLASH TUNISIE S.A. in June 2021)	Tunisia	94.2	—
	ASTEELFLASH TECHNOLOGIE	Engaged in projection of plastic and the design and manufacturing of industrial components	France	100.0	100.0
	ASTEELFLASH BRETAGNE	Engaged in the design and manufacturing of electronic components	France	100.0	100.0
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH TUNISIE S.A.	ASTEEL ELECTRONIQUE TUNISIE	Engaged in the design and manufacturing of electronic components (merged by ASTEELFLASH TUNISIE S.A.in December 2021)	Tunisia	100.0	—
	ASTEEL ELECTRONIQUE FOUCHANA	Engaged in the design and manufacturing of electronic components (acquired from ASTEELFLASH GROUP, ASTEELFLASH FRANCE, Asteelflash Suzhou Co., Ltd. and ASTEELFLASH USA CORP.in June 2021 and merged by ASTEELFLASH TUNISIE S.A. in December 2021)	Tunisia	(Note 1)	—
AFERH	AFERH TUNISIE	Engaged in the management, training and consulting of organization and human resources	Tunisia	99.5	99.5
ASTEELFLASH HONG KONG LIMITED	Asteelflash S uzh ou Co., Ltd .	Engaged in the design and manufacturing of electronic components	Suzhou, China	100.0	100.0
Asteelflash Suzhou Co., Ltd.	A STE EL ELECT R ONIQUE FO UCHANA	Engaged in the design and manufacturing of electronic components (disposed to ASTEELFLASH TUNISIE S.A. in June 2021)	Tunisia	(Note 1)	—
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH GERMANY GmbH	ASTEELFLASH HERSFELD GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	ASTEELFLASH EBERBACH GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0

			Establishment and Operating	Percentage of Ownership (%)
				December 31
Name of Investor	Name of Investee	Main Businesses	Location	2020	2021

	ASTEELFLASH BONN GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	ASTEELFLASH SCHWANDORF GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	ASTEELFLASH PLZEN S.R.O.	Engaged in the design and manufacturing of electronic components (disposed to ASTEELFLASH GROUP in April 2021)	Czech Republic	100.0	—
	ASTEELFLASH DESIGN SOLUTIONS HAMBOURG GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	EN ELECTRONICNETWORK SRL	Engaged in the design and manufacturing of electronic components	Romania	100.0	100.0
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH MEXICO S.A. de C.V.	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH US HOLDING CORP.	ASTEELFLASH USA CORP.	Engaged in the design and manufacturing of electronic components	U.S.A.	100.0	100.0
ASTEELFLASH USA CORP.	ASTEEL ELECTRONIQUE FOUCHANA	Engaged in the design and manufacturing of electronic components (disposed to ASTEELFLASH TUNISIE S.A. in June 2021)	Tunisia	(Note 1)	—
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
SPIL	SPIL (B.V.I.) Holding Limited	Engaged in investing activities	British Virgin Islands	100.0	100.0
	Siliconware Investment Co., Ltd.	Engaged in investing activities	R.O.C.	100.0	100.0
SPIL (B.V.I.) Holding Limited	Siliconware USA, Inc.	Engaged in marketing activities	U.S.A.	100.0	100.0
	SPIL (Cayman) Holding Limited	Engaged in investing activities	British Cayman Islands	100.0	100.0
SPIL (Cayman) Holding Limited	Siliconware Technology (Suzhou) Limited (“SZ”)	Engaged in the packaging and testing of semiconductors	Suzhou, China	100.0	100.0
Note	1: The number of shares held was 1 share or 3 shares and the percentage of ownership was less than 0.1%.

Note
2: In December 2021, the Company’s board of directors resolved to dispose its 100% shareholdings in those subsidiaries, which were settled in December 2021 and resulted in losing its control over those subsidiaries. Refer to Note 30 DISPOSAL OF SUBSIDIARIES for related disclosure.